SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of segment information

For the year ended December 31, 2020:

				Costs of		Gain on	Income	Cash
				sales,		amendment	(loss)	from
	Primary	Royalty		excluding		of royalty	before	(used in)
	Product	revenue	Sales	depletion	Depletion	interest	taxes	operations
		$	$	$	$	$	$	$

Beta Hunt (AUS)	Gold	8,635	—	—	(706)	9,291	17,220	9,533
El Mochito (HON)	Silver	—	3,716	(881)	(1,122)	—	1,713	2,836
Florida Canyon (USA)	Gold	2,551	—	—	(712)	—	1,839	2,638
Hope Bay (CAN)	Gold	5,355	—	—	(1,671)	—	3,684	2,998
Karma (BFA)	Gold	2,946	—	—	(1,992)	—	954	2,636
La Colorada (MEX)	Gold	—	6,347	(2,345)	(1,171)	—	2,831	4,002
Moose River (CAN)	Gold	1,586	—	—	(843)	—	743	1,521
Moss (USA)	Silver	—	8,929	(1,794)	(3,480)	—	3,655	7,135
Mt Carlton (AUS)	Gold	2,469	—	—	(2,104)	—	365	2,112
Omolon (RUS)	Gold	4,792	—	—	(3,093)	—	1,699	3,169
San Jose (MEX)	Silver	1,989	—	—	(591)	—	1,398	1,736
Silvertip (CAN)	Silver	—	—	—	—	—	—	189
Vivien (AUS)	Gold	1,839	—	—	(254)	—	1,585	1,596
Other (Various)	Various	527	—	—	(260)	—	267	670
Total segments		32,689	18,992	(5,020)	(17,999)	9,291	37,953	42,771

Operating expenses		—	—	—	—	—	(8,286)	(6,451)
Foreign exchange gain		—	—	—	—	—	664	380
Unrealized gain on warrants		—	—	—	—	—	1,891	—
Finance expense		—	—	—	—	—	(2,456)	—
Income taxes paid		—	—	—	—	—	—	(4,076)
Other		—	—	—	—	—	13	376
Total corporate		—	—	—	—	—	(8,174)	(9,771)
Consolidated total		32,689	18,992	(5,020)	(17,999)	9,291	29,779	33,000

For the year ended December 31, 2019:

				Costs of
				sales,		Royalty		Cash from
	Primary	Royalty		excluding		interest	Income (loss)	(used in)
	Product	revenue	Sales	depletion	Depletion	impairment	before taxes	operations
		$	$	$	$	$	$	$

Amulsar (ARM)	Gold	—	—	—	—	(14,241)	(14,241)	—
Beta Hunt (AUS)	Gold	4,786	—	—	(1,752)	—	3,034	5,001
El Mochito (HON)	Silver	—	3,626	(874)	(1,516)	—	1,236	2,752
Florida Canyon (USA)	Gold	2,101	—	—	(673)	—	1,428	1,610
Hope Bay (CAN)	Gold	3,124	—	—	(1,178)	—	1,946	1,761
Karma (BFA)	Gold	2,305	—	—	(1,716)	—	589	1,868
La Colorada (MEX)	Gold	—	5,216	(2,443)	(924)	—	1,849	2,773
Moose River (CAN)	Gold	1,124	—	—	(692)	—	432	1,023
Moss (USA)	Silver	—	3,073	(610)	(1,547)	—	916	2,463
Mt Carlton (AUS)	Gold	2,941	—	—	(1,016)	—	1,925	3,210
Omolon (RUS)	Gold	562	—	—	(399)	—	163	—
San Jose (MEX)	Silver	1,471	—	—	(554)	—	917	1,377
Silvertip (CAN)	Silver	941	—	—	(353)	—	588	897
Vivien (AUS)	Gold	2,070	—	—	(563)	—	1,507	2,093
Other (Various)	Various	372	—	—	(298)	—	74	272
Total segments		21,797	11,915	(3,927)	(13,181)	(14,241)	2,363	27,100
Operating expenses		—	—	—	—	—	(6,707)	(4,919)
Foreign exchange gain		—	—	—	—	—	(227)	(160)
Unrealized gain on warrants		—	—	—	—	—	(92)	—
Finance expense		—	—	—	—	—	(1,813)	—
Income taxes paid		—	—	—	—	—	—	(1,230)
Other		—	—	—	—	—	(8)	170
Total corporate		—	—	—	—	—	(8,847)	(6,139)
Consolidated total		21,797	11,915	(3,927)	(13,181)	(14,241)	(6,484)	20,961

Schedule of non current assets by geographical region

Non-current Assets by Geographical Region:

	December 31, 2020	December 31, 2019
North America
USA	$107,064	$101,554
Canada	73,820	74,842
Mexico	64,847	20,936
South & Central America
Guatemala	16,069	—
Chile	10,073	10,073
Peru	8,400	8,400
Dominican Republic	5,160	6,195
Honduras	5,097	5,160
Other
Burkina Faso	14,156	16,148
Australia	9,152	15,089
Russia	6,601	9,677
Cote d’Ivoire	4,030	4,030
Ghana	3,527	3,527
Argentina	3,200	3,200
Various	3,974	3,946
Total(1)	$335,170	$282,777

Includes royalty, stream, and other interests (Note 5) and deferred financing costs and other